1. Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2015
Summary Of Significant Accounting Policies
Summary of Significant Accounting Policies

Basis of Presentation and Consolidation

The accompanying consolidated financial statements include the accounts of Highlands Bankshares, Inc., (the “Parent Company”) and its wholly-owned subsidiary, Highlands Union Bank (the "Bank"). The statements also include Highlands Union Insurance Services, Inc., Highlands Union Financial Services, Inc., Blue Ridge Hospitality, LLC, and Russell Road Properties, LLC which are wholly owned subsidiaries of the Bank. Blue Ridge Hospitality, LLC, formed in June 2014 and Russell Road Properties, LLC, formed in March of 2015 are also subsidiaries of the Bank created to hold and manage certain properties acquired by the Bank through foreclosure or deed in lieu of foreclosure. All significant intercompany balances and transactions have been eliminated in consolidation. The accounting and reporting policies of Highlands Bankshares, Inc. and its subsidiaries, (collectively the “Company”) conform to U.S. generally accepted accounting principles and to standard practices within the banking industry.

Nature of Operations

The Company operates in Abingdon, Virginia, and surrounding southwest Virginia, eastern Tennessee, and western North Carolina under the laws of the Commonwealth of Virginia. The Parent Company was organized on December 29, 1995. The Parent Company is supervised by the Federal Reserve Bank under the Bank Holding Company Act of 1956, as amended. The Bank began banking operations on April 27, 1985 under a state bank charter and provides a wide range of financial services to individuals and businesses. The Bank’s primary lending products include mortgage, consumer and commercial loans, and its primary deposit products are checking, savings, and certificates of deposit. As a state bank and a member of the Federal Reserve Bank of Richmond, the Bank is subject to regulation by the Virginia State Bureau of Financial Institutions, the Federal Deposit Insurance Corporation, and the Federal Reserve Bank. Highlands Union Insurance Services, Inc. became effective October 8, 1999 for the purpose of selling insurance through Bankers Insurance LLC. The only activity in Highlands Union Financial Services is the receipt of life insurance commissions.

Cash and Cash Equivalents

For purposes of the consolidated statements of cash flows, cash and cash equivalents include cash and due from banks and federal funds sold, all of which mature within ninety days. The Company maintains its cash in bank deposit accounts which, at times, may exceed federally insured limits. The Company has not experienced any losses in such accounts. The Company believes it is not exposed to any significant credit risk on cash and cash equivalents.

Securities Available-for-Sale

Securities classified as available-for-sale are those debt and equity securities that the Company intends to hold for an indefinite period of time, but not necessarily to maturity. Any decision to sell a security classified as available-for-sale would be based on various factors, including significant movements in interest rates, changes in the maturity mix of the Company's assets and liabilities, liquidity needs, regulatory capital considerations, and other similar factors. Securities available-for-sale are carried at fair value. Unrealized gains or losses are reported as increases or decreases in other comprehensive income, net of the related deferred income tax effect. Realized gains or losses are included in earnings on the trade date and are determined on the basis of the amortized cost of specific securities sold. Premiums and discounts are recognized in interest income using the interest method over the period to maturity. On a quarterly basis the Company reviews any securities which are considered to be impaired as defined by accounting guidance. During this review, the Company determines if the impairment is deemed to be other than temporary. If it is determined that the impairment is other than temporary, i.e. impaired because of credit issues, the investment is written down by a charge in the Statement of Income.

Loans

The Company makes mortgage, commercial and consumer loans to customers. Included in mortgage lending are loans secured by real estate such as single family and multifamily dwelling units as well as commercial properties both owner occupied and held for lease to others. Commercial loans include those primarily secured by business assets or land or may be unsecured. Consumer loans include second mortgages and equity lines of credit and other personal loans which may be secured or unsecured. The Company also makes farmland loans and other agricultural type loans such as financing farming activities.

Loans that management has the intent and ability to hold for the foreseeable future or until maturity or pay-off generally are reported at their outstanding unpaid principal balances adjusted for charge-offs, the allowance for loan losses, and any deferred fees or costs on originated loans. Interest income is accrued on the unpaid balance. Loan origination fees, net of certain direct origination costs, are deferred and amortized to income over the estimated lives of the loans using the straight-line method which is not materially different from the interest method. The accrual of interest on a loan is discontinued at the time the loan is 90 days delinquent unless the credit is well-secured and in process of collection. Credit card loans and other personal loans are typically charged off no later than 180 days past due. In all cases, loans are placed on non-accrual or charged-off at an earlier date if collection of principal or interest is considered doubtful. Payments on non-accrual loans are applied to principal or applied on a cash basis. All interest accrued but not collected for loans that are placed on non-accrual or charged off status is reversed against interest income. The interest on these loans is accounted for on the cash-basis or cost-recovery method, until qualifying for return to accrual. Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

Allowance for Loan Losses

The Company monitors and maintains an allowance for loan losses to absorb an estimate of probable losses inherent in the loan portfolio. The Company maintains policies and procedures that address the systems of controls over the following areas of maintenance of the allowance: the systematic methodology used to determine the appropriate level of the allowance to provide assurance the loan loss reserve is maintained in accordance with accounting principles generally accepted in the United States of America; the accounting policies for loan charge-offs and recoveries; the assessment and measurement of impairment in the loan portfolio; and the loan grading system.

The Company’s Credit Review and Analysis Department evaluates various loans individually for impairment as required by Financial Accounting Standards Board ASC 310, Receivables –Subsequent Measurement. Loans evaluated individually for impairment include classified loans, non-performing loans, loans on non-accrual, loans past due by 90 days or more, restructured loans and other loans selected by management. The evaluations are based upon discounted expected cash flows or collateral valuations. If the evaluation shows that a loan is individually impaired, then a specific reserve is established for the amount of impairment. For loans that are not individually evaluated, the Company makes estimates of losses for groups of loans as required by ASC 450-20, Accounting for Contingencies. Loans are grouped by similar characteristics, including the type of loan, the assigned loan grade and the general collateral type. Assigned loan grades include Quality, Satisfactory, Acceptable, Special Mention, Substandard and Doubtful, each with an increasing risk of potential loss. A loss rate reflecting the expected loss inherent in a group of loans is derived based upon estimates of default rates for a given loan grade, the predominant collateral type for the group and the terms of the loan. The resulting estimate of losses for groups of loans are adjusted for relevant environmental factors and other conditions of the portfolio of loans, including: borrower and industry concentrations; levels and trends in delinquencies, charge-offs and recoveries; changes in underwriting standards and risk selection; level of experience and ability of lending management; and, national and local economic conditions.

The amounts of estimated impairment for individually evaluated loans and groups of loans are added together for a total estimate of loan losses. This estimate of losses is compared to the allowance for loan losses of the Company as of the evaluation date and, if the estimate of losses is greater than the allowance, an additional provision to the allowance is made. If the estimate of losses is less than the allowance, the degree to which the allowance exceeds the estimate is evaluated to determine whether the allowance falls outside a range of estimates. If the estimate of losses is below the range of reasonable estimates, the allowance is reduced by adjusting the provision for loan losses. The Company recognizes the inherent imprecision in estimates of losses due to various uncertainties and variability related to the factors used, and therefore a reasonable range around the estimate of losses is derived and used to ascertain whether the allowance is too high or too low. If different assumptions or conditions were to prevail and it is determined that the allowance is not adequate to absorb the new estimate of probable losses, an additional provision for loan losses would be made, which amount may be material to the consolidated financial statements.

Premises and Equipment

Land is carried at cost. Premises and equipment are stated at cost less accumulated depreciation. Depreciation is computed on the straight-line method over estimated useful lives. Maintenance and repairs are charged to current operations while improvements are capitalized. Disposition gains and losses are reflected in current operations. Purchased software costs are included in other assets and expensed over periods ranging from 3-5 years.

Other Real Estate Owned

Assets acquired through, or in lieu of, loan foreclosure are held for sale and are initially recorded at fair value at the date of foreclosure, establishing a new cost basis. Subsequent to foreclosure, valuations are periodically performed by management using updated appraisals and other information and the assets are carried at the lower of carrying amount or fair value less cost to sell. Generally, appraisals are updated every 24 months for all individually significant properties or when current events indicate that a property may have suffered a material decrease in value. Revenue and expenses from operations and gains and losses on disposals are included in Non-interest expense captioned “Foreclosed Assets-Write-down and operating expenses”.

Income Taxes

Under the asset and liability method, deferred income taxes are recognized for the tax consequences of “temporary differences” by applying enacted statutory tax rates to the differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. Under ASC 740, the effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date. Management evaluates the Company’s tax circumstance and filings under the most current and relevant accounting rules and believes the Company has incurred no liability for uncertain beneficial tax positions (or any related penalties and interest) for the periods open to normal jurisdictional examinations (2012 through 2014).

Earnings Per Common Share

Earnings per common share are calculated based on the weighted average outstanding shares during the year. Earnings per common share assuming dilution are calculated based on the weighted average outstanding shares during the year plus common stock equivalents at year end.

Stock Compensation Plans

The Company accounts for stock compensation plans under the guidance of ASC 718 which requires all share-based payments to employees, including grants of employee stock options, to be recognized in the income statement based on their grant-date fair values. No options were granted during 2015 or 2014.

Use of Estimates

In preparing consolidated financial statements in conformity with U.S. generally accepted accounting principles, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the balance sheet and reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates. Material estimates that are particularly susceptible to significant change in the near term relate to the determination of the allowance for loan losses, and the valuation of foreclosed real estate, deferred tax assets and investment securities.

Business Segments

The Company reports its activities as a single business segment. In determining the appropriateness of segment definition, the Company considers components of the business about which financial information is available and regularly evaluated relative to resource allocation and performance assessment.

Recent Accounting Pronouncements

In January 2014, the FASB issued ASU No. 2014-04, Receivables – Troubled Debt Restructurings by Creditors (Subtopic 310-40). The amendments in this Update clarify that an in substance repossession or foreclosure occurs, and a creditor is considered to have received physical possession of residential real estate property collateralizing a consumer mortgage loan, upon either (1) the creditor obtaining legal title to the residential real estate property upon completion of a foreclosure or (2) the borrower conveying all interest in the residential real estate property to the creditor to satisfy that loan through completion of a deed in lieu of foreclosure or through a similar legal agreement. Additionally, the amendments require interim and annual disclosure of both (1) the amount of foreclosed residential real estate property held by the creditor and (2) the recorded investment in consumer mortgage loans collateralized by residential real estate property that are in the process of foreclosure according to local requirements of the applicable jurisdiction. The amendments were effective for annual periods, and interim periods within those annual periods beginning after December 15, 2014. The adoption of this ASU did not have a material impact on the Company’s financial statements.

In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers (Topic 606). ASU 2014-09 is a comprehensive new revenue recognition model that requires a company to recognize revenue to depict the transfer of goods or services to a customer at an amount that reflects the consideration it expects to receive in exchange for those goods or services. ASU 2014-09 also requires additional disclosure about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, including significant judgments and changes in judgments and assets recognized from costs incurred to obtain or fulfill a contract. ASU 2014-09 was effective for annual reporting periods, and interim periods within that period, beginning after December 15, 2016. ASU No. 2015-14 issued in August 2015 deferred the effective date of this Update to annual reporting periods beginning after December 15, 2017, including interim reporting periods within that reporting period. Earlier application is permitted only as of annual reporting periods beginning after December 15, 2016, including interim reporting periods within that reporting period. The adoption of this ASU is not expected to have a material effect on the Company’s current financial position or results of operations; however, it may impact the reporting of future financial statement disclosures.

In April 2015, the FASB issued ASU No. 2015-03 Interest-Imputation of Interest (Subtopic 835-30), which requires debt issuance costs related to a recognized debt liability to be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability. The recognition and measurement guidance for debt issuance costs are not affected by the amendments in this Update. The amendments will be effective for financial statements issued for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years, with early adoption permitted. An entity should apply the new guidance on a retrospective basis, wherein the balance sheet of each individual period presented should be adjusted to reflect the period-specific effects of applying the new guidance. Upon transition, an entity is required to comply with the applicable disclosures for a change in an accounting principle. The Company does not expect these amendments to have a material effect on its financial statements.

In August 2015, the FASB issued ASU No. 2015-15 Interest-Imputation of Interest (Subtopic 835-30) Presentation and Subsequent Measurement of Debt Issuance Costs Associated with Line-of-Credit Arrangements Amendments to SEC Paragraphs Pursuant to Staff Announcement at June 18, 2015 EITF Meeting to clarify the SEC staff’s position on presenting and measuring debt issuance costs incurred in connection with line-of-credit arrangements which were not addressed in authoritative guidance within Update 2015-03. An entity is allowed to defer and present debt issuance costs as an asset and subsequently amortize the deferred debt issuance costs ratably over the term of the line-of-credit arrangement, regardless of whether there are any outstanding borrowings on the line-of-credit arrangement. The Company does not expect these amendments to have a material effect on its financial statements.

In January 2016, ASU No. 2016-01 Financial Instruments--Overall (Subtopic 825-10) was issued by the FASB. The amendments address certain aspects of recognition, measurement, presentation, and disclosure of financial instruments. The amendments will be effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. The Company is currently evaluating the impact of these amendments on its financial statements.